RELATED PARTY TRANSACTIONS (Revenue Generated from Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Online education technical and consulting services	271,802		249,823		231,534
Online Education School of Dongbei University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	54,576		46,459		41,757
Online Education School of Renmin University of China [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	47,389	[1]	56,758	[1]	63,926	[1]
Online Education School of Chongqing University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	70,149		57,175		43,815
Online Education School Of China Agricultural University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	49,394		49,068		48,482
Online Education School of Beijing Language and Culture University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	39,042		33,531		29,096
Online Education School of Central University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	2,284		2,834		2,309
Online Education School of Guangxi Radio and TV University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	1,585		251		319
Online Education School of Fujian Radio and TV University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	5,191		3,747		1,830
Zhejiang Normal University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	2,192

[1]	Renmin University of China is the owner of Rendashiji Technology Development Co., Ltd., which is the holder of NCI in CMR Web-learning Co., Ltd. and a shareholder of ChinaEdu Corporation.